Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	Genmab A/S
Document Annual Report	true
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Document Shell Company Report	false
Document Transition Report	false
Entity Central Index Key	0001434265
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Ordinary shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	65,074,502
ADS
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	27,931,230